ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable
Amounts due from concentrate sales	$ 188	$ 242
Other receivables	366	381
Accounts receivable	554	623
Other current assets
Restricted cash	945	0
Value added taxes recoverable	352	319
Prepaid expenses	243	206
Derivative assets	59	0
Miscellaneous current assets	91	87
Other current assets	1,690	612
Mali
Other current assets
VAT and fuel tax recoverables	49	25
Tanzania
Other current assets
VAT and fuel tax recoverables	66	90
Zambia
Other current assets
VAT and fuel tax recoverables	172	141
Asset arising from tax settlement	50	50
Argentina
Other current assets
VAT and fuel tax recoverables	32	39
Dominican Republic
Other current assets
VAT and fuel tax recoverables	$ 12	$ 11